Share Capital and Reserves (Details) - Schedule of allocated to identified components ₪ in Thousands	12 Months Ended
Dec. 31, 2022 ILS (₪)
Schedule of Allocated to Identified Components [Abstract]
Derivative warrant liability	₪ 3,947 [1]
Pre-funded warrant and ADS	39,494
Total gross consideration	₪ 43,441

[1]	The fair value of the derivate warrant liability was determined and estimated at level 1 in the fair value hierarchy based on the price of the Warrants of $0.3508 which is an average quoted market trading price in the first four business days following the Closing Date.